INVESTMENTS - Equity-method investments (Details) - CNY (¥) ¥ in Millions	1 Months Ended	6 Months Ended
	Jan. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Equity-method investments
Increased investments	¥ 1,963
AAPC LUB
Equity-method investments
Received cash dividend		¥ 56	¥ 47
Azure Hospitality Fund I Limited Partnership
Equity-method investments
Received cash dividend		1	64
China Hospitality JV
Equity-method investments
Received cash dividend		¥ 0	¥ 54